6. CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents
Schedule of cash and cash equivalents
	Average rate (p.a.)
		12.31.18	12.31.17
Cash and bank accounts
U.S. Dollar	-	118.9	525.1
Brazilian Reais	-	97.4	135.0
Euro	-	52.8	181.8
Other currencies	-	453.7	828.3
		722.8	1,670.2
Cash equivalents
In Brazilian Reais
Investment funds	1.80%	3.7	5.3
Savings account	2.56%	-	4.0
Bank deposit certificates	5.75%	3,720.8	3,527.8
		3,724.5	3,537.1
In U.S. Dollar
Term deposit	-	-	66.2
Overnight	0.54%	401.1	645.6
Other currencies
Term deposit	2.68%	21.2	91.7
		422.3	803.5
		4,869.6	6,010.8